NATIONWIDE

VARIABLE

ACCOUNT-10

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
U.S. Equity Flex I Portfolio (WSCP)
407 shares (cost $4,665)	$5,073
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
6,087 shares (cost $189,506)	201,896
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
7,976 shares (cost $34,032)	36,293
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,334 shares (cost $120,125)	105,209
Emerging Markets Debt Portfolio - Class I (MSEM)
251 shares (cost $2,013)	1,943
U.S. Real Estate Portfolio - Class I (MSVRE)
2,770 shares (cost $42,765)	28,113
Federated NVIT High Income Bond Fund - Class I (HIBF)
2,682 shares (cost $20,411)	17,699
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
9,806 shares (cost $136,733)	111,394
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
740 shares (cost $9,318)	5,977
Gartmore NVIT International Equity Fund - Class I (GIG)
4,202 shares (cost $48,574)	33,661
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
3,481 shares (cost $51,655)	35,575
NVIT Fund - Class I (TRF)
8,692 shares (cost $106,832)	70,495
NVIT Government Bond Fund - Class I (GBF)
6,851 shares (cost $79,463)	80,431
NVIT Growth Fund - Class I (CAF)
2,964 shares (cost $36,088)	34,851
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,933 shares (cost $41,221)	47,900
NVIT Mid Cap Index Fund - Class I (MCIF)
3,981 shares (cost $72,326)	59,004
NVIT Money Market Fund - Class I (SAM)
116,697 shares (cost $116,697)	116,697

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
1,277 shares (cost $8,629)	$10,713
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,020 shares (cost $16,757)	12,545
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
14,637 shares (cost $176,572)	121,486
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,809 shares (cost $106,018)	69,484
NVIT Multi-Sector Bond Fund - Class I (MSBF)
10,420 shares (cost $96,039)	86,172
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
3,457 shares (cost $42,802)	30,700
VP Income & Growth Fund - Class I (ACVIG)
7,466 shares (cost $59,571)	40,168
VP International Fund - Class I (ACVI)
7,218 shares (cost $72,156)	55,793
VP Value Fund - Class I (ACVV)
15,042 shares (cost $117,790)	79,421
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
517 shares (cost $6,670)	5,041
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,926 shares (cost $201,684)	155,913
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,108 shares (cost $59,614)	55,352
Appreciation Portfolio - Initial Shares (DCAP)
329 shares (cost $13,152)	10,325
Quality Bond Fund II - Primary Shares (FQB)
3,550 shares (cost $38,802)	39,755
VIP Fund - Contrafund Portfolio - Service Class (FCS)
7,938 shares (cost $224,110)	163,121
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
4,865 shares (cost $117,596)	81,484
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
466 shares (cost $8,491)	6,746
VIP Fund - Growth Portfolio - Service Class (FGS)
3,364 shares (cost $115,639)	100,794
VIP Fund - High Income Portfolio - Service Class (FHIS)
4,143 shares (cost $25,004)	21,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Overseas Portfolio - Service Class (FOS)
2,757 shares (cost $50,595)	$41,322
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
936 shares (cost $11,664)	7,216
Guardian Portfolio - I Class Shares (AMGP)
491 shares (cost $9,439)	7,849
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
1,850 shares (cost $43,613)	39,304
Partners Portfolio - I Class Shares (AMTP)
1,655 shares (cost $26,762)	16,237
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2,062 shares (cost $85,529)	76,166
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,483 shares (cost $81,521)	65,805
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
6,525 shares (cost $156,454)	118,626
MidCap Fund/VA - Non-Service Shares (OVAG)
1,027 shares (cost $52,501)	37,521
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
144 shares (cost $1,924)	1,615
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
1,085 shares (cost $30,636)	31,735

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
5,387 shares (cost $106,543)	$80,854

Total Investments	2,663,267
Total Assets	2,663,267

Accounts Payable	175

$2,663,092

Contract Owners’ Equity:
Accumulation units	2,663,092

Total Contract Owners’ Equity (note 5)	$2,663,092

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	WSCP	JACAS	JAGTS	JAIGS	MSEM	MSVRE	HIBF

Reinvested dividends	$41,468	-	23	-	348	138	707	1,460
Mortality and expense risk charges (note 2)	(31,852)	(17)	(2,378)	(408)	(1,184)	(23)	(313)	(209)

Net investment income (loss)	9,616	(17)	(2,355)	(408)	(836)	115	394	1,251

Realized gain (loss) on investments	(148,167)	1	(912)	(148)	(3,765)	(5)	(5,186)	(78)
Change in unrealized gain (loss) on investments	714,072	409	64,932	13,451	48,561	321	10,471	4,233

Net gain (loss) on investments	565,905	410	64,020	13,303	44,796	316	5,285	4,155

Reinvested capital gains	20,338	-	-	-	2,416	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$595,859	393	61,665	12,895	46,376	431	5,679	5,406

Investment Activity:	GEM	GVGU1	GIG	GEF	TRF	GBF	CAF	GVIDM

Reinvested dividends	$799	219	310	320	812	3,049	164	434
Mortality and expense risk charges (note 2)	(963)	(74)	(394)	(418)	(866)	(1,257)	(412)	(430)

Net investment income (loss)	(164)	145	(84)	(98)	(54)	1,792	(248)	4

Realized gain (loss) on investments	(889)	(58)	(323)	(364)	(13,761)	1,391	(96)	65
Change in unrealized gain (loss) on investments	33,450	279	7,753	7,177	25,968	(3,385)	8,718	6,679

Net gain (loss) on investments	32,561	221	7,430	6,813	12,207	(1,994)	8,622	6,744

Reinvested capital gains	-	-	-	-	-	1,181	-	990

Net increase (decrease) in contract owners’ equity resulting from operations	$32,397	366	7,346	6,715	12,153	979	8,374	7,738

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	MCIF	SAM	NVMMG1	SCGF	SCVF	SCF	MSBF	EIF

Reinvested dividends	$483	49	-	-	561	152	7,562	284
Mortality and expense risk charges (note 2)	(687)	(1,716)	(91)	(146)	(1,426)	(804)	(1,103)	(358)

Net investment income (loss)	(204)	(1,667)	(91)	(146)	(865)	(652)	6,459	(74)

Realized gain (loss) on investments	(2,013)	-	20	(89)	(3,562)	(1,249)	(3,441)	(255)
Change in unrealized gain (loss) on investments	15,627	-	2,084	2,800	27,954	19,122	12,908	6,811

Net gain (loss) on investments	13,614	-	2,104	2,711	24,392	17,873	9,467	6,556

Reinvested capital gains	1,553	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,963	(1,667)	2,013	2,565	23,527	17,221	15,926	6,482

Investment Activity:	ACVIG	ACVI	ACVV	DVSCS	DSIF	DSRG	DCAP	FQB

Reinvested dividends	$1,873	931	4,073	106	2,987	443	230	2,354
Mortality and expense risk charges (note 2)	(508)	(655)	(991)	(58)	(2,033)	(650)	(124)	(510)

Net investment income (loss)	1,365	276	3,082	48	954	(207)	106	1,844

Realized gain (loss) on investments	(10,337)	(2,003)	(7,946)	(71)	(22,827)	(193)	(69)	(48)
Change in unrealized gain (loss) on investments	12,581	15,064	16,708	258	43,194	13,789	1,074	4,510

Net gain (loss) on investments	2,244	13,061	8,762	187	20,367	13,596	1,005	4,462

Reinvested capital gains	-	-	-	718	9,504	-	671	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,609	13,337	11,844	953	30,825	13,389	1,782	6,306

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FCS	FEIS	FGOS	FGS	FHIS	FOS	FVSS	AMGP

Reinvested dividends	$1,807	1,555	22	298	1,532	749	30	78
Mortality and expense risk charges (note 2)	(1,861)	(958)	(77)	(1,167)	(265)	(441)	(78)	(91)

Net investment income (loss)	(54)	597	(55)	(869)	1,267	308	(48)	(13)

Realized gain (loss) on investments	(2,991)	(6,736)	(43)	(5,444)	(129)	(925)	(99)	(42)
Change in unrealized gain (loss) on investments	44,466	24,001	2,150	25,880	5,329	9,193	2,715	1,768

Net gain (loss) on investments	41,475	17,265	2,107	20,436	5,200	8,268	2,616	1,726

Reinvested capital gains	39	-	-	77	-	97	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$41,460	17,862	2,052	19,644	6,467	8,673	2,568	1,713

Investment Activity:	AMCG	AMTP	OVGR	OVGS	OVGI	OVAG	VWEM	VWHA

Reinvested dividends	$-	350	196	1,408	1,924	-	2	59
Mortality and expense risk charges (note 2)	(463)	(183)	(882)	(789)	(1,431)	(436)	(16)	(357)

Net investment income (loss)	(463)	167	(686)	619	493	(436)	(14)	(298)

Realized gain (loss) on investments	(149)	(260)	(1,370)	(13,132)	(1,389)	(303)	(78)	(81)
Change in unrealized gain (loss) on investments	9,627	4,226	24,764	27,296	25,799	9,570	915	11,544

Net gain (loss) on investments	9,478	3,966	23,394	14,164	24,410	9,267	837	11,463

Reinvested capital gains	-	1,554	-	1,342	-	-	79	117

Net increase (decrease) in contract owners’ equity resulting from operations	$9,015	5,687	22,708	16,125	24,903	8,831	902	11,282

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SVOF	BF	SGRF	WGIP

Reinvested dividends	$-	314	-	273
Mortality and expense risk charges (note 2)	(891)	(182)	(36)	(42)

Net investment income (loss)	(891)	132	(36)	231

Realized gain (loss) on investments	(1,729)	(25,855)	(5,867)	(3,334)
Change in unrealized gain (loss) on investments	26,761	24,445	6,225	3,897

Net gain (loss) on investments	25,032	(1,410)	358	563

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$24,141	(1,278)	322	794

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		WSCP		JACAS		JAGTS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$9,616	9,655	(17)	-	(2,355)	(2,994)	(408)	(447)
Realized gain (loss) on investments	(148,167)	(157,647)	1	-	(912)	1,182	(148)	(26)
Change in unrealized gain (loss) on investments	714,072	(1,458,851)	409	-	64,932	(114,771)	13,451	(18,844)
Reinvested capital gains	20,338	210,571	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	595,859	(1,396,272)	393	-	61,665	(116,583)	12,895	(19,317)

Equity transactions:
Purchase payments received from contract owners (note 3)	61,181	19,549	-	-	-	-	-	-
Transfers between funds	-	-	4,680	-	(2,329)	17,443	-	-
Redemptions (note 3)	(90,153)	(194,126)	-	-	-	(4,954)	(342)	(313)
Adjustments to maintain reserves	(185)	2,659	(1)	-	(10)	(4)	(8)	(4)

Net equity transactions	(29,157)	(171,918)	4,679	-	(2,339)	12,485	(350)	(317)

Net change in contract owners’ equity	566,702	(1,568,190)	5,072	-	59,326	(104,098)	12,545	(19,634)
Contract owners’ equity beginning of period	2,096,390	3,664,580	-	-	142,567	246,665	23,743	43,377

Contract owners’ equity end of period	$2,663,092	2,096,390	5,072	-	201,893	142,567	36,288	23,743

CHANGES IN UNITS:
Beginning units	310,411	334,600	-	-	19,167	18,209	3,573	3,606
Units purchased	27,486	24,128	468	-	-	1,387	-	-
Units redeemed	(36,044)	(48,317)	-	-	(314)	(429)	(43)	(33)

Ending units	301,853	310,411	468	-	18,853	19,167	3,530	3,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS		MSEM		MSVMG		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(836)	2,002	115	353	-	-	394	1,195
Realized gain (loss) on investments	(3,765)	(8,498)	(5)	(1,847)	-	-	(5,186)	(30,946)
Change in unrealized gain (loss) on investments	48,561	(98,855)	321	6	-	-	10,471	(5,499)
Reinvested capital gains	2,416	21,005	-	252	-	-	-	21,219

Net increase (decrease) in contract owners’ equity resulting from operations	46,376	(84,346)	431	(1,236)	-	-	5,679	(14,031)

Equity transactions:
Purchase payments received from contract owners (note 3)	495	-	-	-	-	3,761	63	-
Transfers between funds	(2,944)	(25,932)	-	(3,504)	-	-	(1,268)	(23,829)
Redemptions (note 3)	(2,564)	(11,702)	-	(707)	-	(3,762)	(134)	(309)
Adjustments to maintain reserves	(17)	(1)	(11)	13	-	(4,051)	(3)	-

Net equity transactions	(5,030)	(37,635)	(11)	(4,198)	-	(4,052)	(1,342)	(24,138)

Net change in contract owners’ equity	41,346	(121,981)	420	(5,434)	-	(4,052)	4,337	(38,169)
Contract owners’ equity beginning of period	63,852	185,833	1,518	6,952	-	4,052	23,772	61,941

Contract owners’ equity end of period	$105,198	63,852	1,938	1,518	-	-	28,109	23,772

CHANGES IN UNITS:
Beginning units	10,747	14,732	173	664	-	335	4,749	7,577
Units purchased	46	-	-	-	-	-	9	294
Units redeemed	(765)	(3,985)	(1)	(491)	-	(335)	(321)	(3,122)

Ending units	10,028	10,747	172	173	-	-	4,437	4,749

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF		GEM		GVGU1		GIG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,251	1,203	(164)	(189)	145	132	(84)	13
Realized gain (loss) on investments	(78)	(634)	(889)	(1,002)	(58)	(29)	(323)	(2,476)
Change in unrealized gain (loss) on investments	4,233	(5,848)	33,450	(81,730)	279	(3,081)	7,753	(29,254)
Reinvested capital gains	-	-	-	17,513	-	100	-	6,544

Net increase (decrease) in contract owners’ equity resulting from operations	5,406	(5,279)	32,397	(65,408)	366	(2,878)	7,346	(25,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	34,050	(4,665)	-	-	-	2,011
Redemptions (note 3)	-	(7,436)	-	-	-	-	-	-
Adjustments to maintain reserves	7	(4)	(3)	(2)	(1)	-	(2)	(1)

Net equity transactions	7	(7,440)	34,047	(4,667)	(1)	-	(2)	2,010

Net change in contract owners’ equity	5,413	(12,719)	66,444	(70,075)	365	(2,878)	7,344	(23,163)
Contract owners’ equity beginning of period	12,289	25,008	44,950	115,025	5,615	8,493	26,318	49,481

Contract owners’ equity end of period	$17,702	12,289	111,394	44,950	5,980	5,615	33,662	26,318

CHANGES IN UNITS:
Beginning units	1,704	2,462	7,583	8,081	719	719	3,953	3,953
Units purchased	1	-	4,087	-	-	-	-	370
Units redeemed	-	(758)	-	(498)	-	-	-	(370)

Ending units	1,705	1,704	11,670	7,583	719	719	3,953	3,953

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GEF		TRF		GBF		CAF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(98)	(247)	(54)	31	1,792	2,474	(248)	(418)
Realized gain (loss) on investments	(364)	(93)	(13,761)	(3,611)	1,391	80	(96)	190
Change in unrealized gain (loss) on investments	7,177	(31,597)	25,968	(64,051)	(3,385)	2,664	8,718	(18,230)
Reinvested capital gains	-	8,209	-	16,747	1,181	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,715	(23,728)	12,153	(50,884)	979	5,218	8,374	(18,458)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	7,450	-	(7,094)
Transfers between funds	-	-	(9,069)	1,038	(62)	(340)	-	-
Redemptions (note 3)	-	-	-	-	(10,850)	(900)	-	-
Adjustments to maintain reserves	(3)	(5)	(10)	(3)	3	(7,388)	1	8,221

Net equity transactions	(3)	(5)	(9,079)	1,035	(10,909)	(1,178)	1	1,127

Net change in contract owners’ equity	6,712	(23,733)	3,074	(49,849)	(9,930)	4,040	8,375	(17,331)
Contract owners’ equity beginning of period	28,863	52,596	67,413	117,262	90,358	86,318	26,472	43,803

Contract owners’ equity end of period	$35,575	28,863	70,487	67,413	80,428	90,358	34,847	26,472

CHANGES IN UNITS:
Beginning units	4,468	4,468	10,999	11,025	8,065	8,183	3,728	3,728
Units purchased	-	-	17	524	1,672	690	1	-
Units redeemed	-	-	(1,766)	(550)	(2,647)	(808)	-	-

Ending units	4,468	4,468	9,250	10,999	7,090	8,065	3,729	3,728

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDM		MCIF		SAM		NVMMG1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4	-	(204)	(119)	(1,667)	382	(91)	-
Realized gain (loss) on investments	65	-	(2,013)	(2,746)	-	-	20	-
Change in unrealized gain (loss) on investments	6,679	-	15,627	(30,739)	-	-	2,084	-
Reinvested capital gains	990	-	1,553	4,761	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,738	-	14,963	(28,843)	(1,667)	382	2,013	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	139	-	58,180	413	-	-
Transfers between funds	40,342	-	(1,609)	(9,346)	(42,225)	99,587	8,825	-
Redemptions (note 3)	(189)	-	(296)	(8,373)	(15,038)	(30,247)	(129)	-
Adjustments to maintain reserves	(5)	-	(6)	(4)	(4)	(7)	1	-

Net equity transactions	40,148	-	(1,772)	(17,723)	913	69,746	8,697	-

Net change in contract owners’ equity	47,886	-	13,191	(46,566)	(754)	70,128	10,710	-
Contract owners’ equity beginning of period	-	-	45,806	92,372	117,447	47,319	-	-

Contract owners’ equity end of period	$47,886	-	58,997	45,806	116,693	117,447	10,710	-

CHANGES IN UNITS:
Beginning units	-	-	6,916	8,737	11,297	4,580	-	-
Units purchased	4,033	-	15	205	7,041	9,627	883	-
Units redeemed	(16)	-	(325)	(2,026)	(6,959)	(2,910)	(12)	-

Ending units	4,017	-	6,606	6,916	11,379	11,297	871	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF		SCVF		SCF		MSBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(146)	(195)	(865)	(346)	(652)	(575)	6,459	5,044
Realized gain (loss) on investments	(89)	(72)	(3,562)	(2,711)	(1,249)	(19,253)	(3,441)	(553)
Change in unrealized gain (loss) on investments	2,800	(8,696)	27,954	(46,907)	19,122	(40,598)	12,908	(23,076)
Reinvested capital gains	-	-	-	-	-	20,151	-	2,053

Net increase (decrease) in contract owners’ equity resulting from operations	2,565	(8,963)	23,527	(49,964)	17,221	(40,275)	15,926	(16,532)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	199	5	208	14	627	-
Transfers between funds	-	-	(1,350)	(2,799)	-	(24,640)	(4,278)	2,745
Redemptions (note 3)	-	(190)	(627)	(1,226)	(445)	(4,552)	(1,351)	(2,106)
Adjustments to maintain reserves	(2)	1	(10)	1	(2)	(6)	(11)	3

Net equity transactions	(2)	(189)	(1,788)	(4,019)	(239)	(29,184)	(5,013)	642

Net change in contract owners’ equity	2,563	(9,152)	21,739	(53,983)	16,982	(69,459)	10,913	(15,890)
Contract owners’ equity beginning of period	9,981	19,133	99,739	153,722	52,494	121,953	75,252	91,142

Contract owners’ equity end of period	$12,544	9,981	121,478	99,739	69,476	52,494	86,165	75,252

CHANGES IN UNITS:
Beginning units	1,734	1,756	16,239	16,743	8,549	12,104	8,953	8,843
Units purchased	-	-	44	25	26	-	598	372
Units redeemed	-	(22)	(390)	(529)	(56)	(3,555)	(1,192)	(262)

Ending units	1,734	1,734	15,893	16,239	8,519	8,549	8,359	8,953

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	EIF		ACVIG		ACVI		ACVV

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(74)	205	1,365	347	276	(384)	3,082	926
Realized gain (loss) on investments	(255)	(148)	(10,337)	(444)	(2,003)	(155)	(7,946)	(6,060)
Change in unrealized gain (loss) on investments	6,811	(15,293)	12,581	(30,927)	15,064	(42,957)	16,708	(36,167)
Reinvested capital gains	-	472	-	6,876	-	6,297	-	11,854

Net increase (decrease) in contract owners’ equity resulting from operations	6,482	(14,764)	3,609	(24,148)	13,337	(37,199)	11,844	(29,447)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	55	-	-	-	-	432	-
Transfers between funds	-	(711)	112	184	(1,876)	-	(5,476)	(1,700)
Redemptions (note 3)	-	-	(7,359)	(599)	-	(514)	(1,367)	(12,297)
Adjustments to maintain reserves	(4)	665	-	(5)	(5)	(10)	2	1

Net equity transactions	(4)	9	(7,247)	(420)	(1,881)	(524)	(6,409)	(13,996)

Net change in contract owners’ equity	6,478	(14,755)	(3,638)	(24,568)	11,456	(37,723)	5,435	(43,443)
Contract owners’ equity beginning of period	24,219	38,974	43,804	68,372	44,332	82,055	73,986	117,429

Contract owners’ equity end of period	$30,697	24,219	40,166	43,804	55,788	44,332	79,421	73,986

CHANGES IN UNITS:
Beginning units	4,059	4,058	6,860	6,906	7,062	7,111	10,980	12,582
Units purchased	-	71	19	21	-	-	55	228
Units redeemed	-	(70)	(1,477)	(67)	(324)	(49)	(1,062)	(1,830)

Ending units	4,059	4,059	5,402	6,860	6,738	7,062	9,973	10,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVSCS		DSIF		DSRG		DCAP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$48	(17)	954	1,544	(207)	(344)	106	63
Realized gain (loss) on investments	(71)	(19)	(22,827)	(6,423)	(193)	(76)	(69)	(23)
Change in unrealized gain (loss) on investments	258	(1,684)	43,194	(98,788)	13,789	(21,816)	1,074	(4,578)
Reinvested capital gains	718	525	9,504	-	-	-	671	785

Net increase (decrease) in contract owners’ equity resulting from operations	953	(1,195)	30,825	(103,667)	13,389	(22,236)	1,782	(3,753)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(5,376)	-	5,425	-	(3)
Transfers between funds	-	1,282	(2,377)	1,277	-	-	-	(339)
Redemptions (note 3)	-	-	(31,052)	(24,499)	-	-	-	-
Adjustments to maintain reserves	(9)	-	(2)	5,974	(2)	(6,126)	(1)	338

Net equity transactions	(9)	1,282	(33,431)	(22,624)	(2)	(701)	(1)	(4)

Net change in contract owners’ equity	944	87	(2,606)	(126,291)	13,387	(22,937)	1,781	(3,757)
Contract owners’ equity beginning of period	4,093	4,006	158,513	284,804	41,961	64,898	8,546	12,303

Contract owners’ equity end of period	$5,037	4,093	155,907	158,513	55,348	41,961	10,327	8,546

CHANGES IN UNITS:
Beginning units	612	408	24,614	27,409	6,108	6,108	1,161	1,161
Units purchased	-	204	26	244	1	-	-	34
Units redeemed	(1)	-	(5,205)	(3,039)	-	-	-	(34)

Ending units	611	612	19,435	24,614	6,109	6,108	1,161	1,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FQB		FCS		FEIS		FGOS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,844	1,093	(54)	(848)	597	981	(55)	(177)
Realized gain (loss) on investments	(48)	207	(2,991)	(8,342)	(6,736)	(651)	(43)	(1,413)
Change in unrealized gain (loss) on investments	4,510	(3,752)	44,466	(83,166)	24,001	(50,068)	2,150	(7,973)
Reinvested capital gains	-	-	39	4,858	-	96	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,306	(2,452)	41,460	(87,498)	17,862	(49,642)	2,052	(9,563)

Equity transactions:
Purchase payments received from contract owners (note 3)	132	-	473	-	-	-	-	(3,780)
Transfers between funds	2,495	2,175	13,710	(8,403)	(708)	-	-	3,780
Redemptions (note 3)	(284)	(11,075)	(2,016)	(2,851)	-	(989)	-	(7,756)
Adjustments to maintain reserves	(4)	(6)	3	-	-	(4)	4	4,433

Net equity transactions	2,339	(8,906)	12,170	(11,254)	(708)	(993)	4	(3,323)

Net change in contract owners’ equity	8,645	(11,358)	53,630	(98,752)	17,154	(50,635)	2,056	(12,886)
Contract owners’ equity beginning of period	31,105	42,463	109,491	208,243	64,328	114,963	4,690	17,576

Contract owners’ equity end of period	$39,750	31,105	163,121	109,491	81,482	64,328	6,746	4,690

CHANGES IN UNITS:
Beginning units	3,283	4,097	16,721	17,994	11,373	11,482	869	1,443
Units purchased	275	236	2,163	232	751	-	1	-
Units redeemed	(25)	(1,050)	(261)	(1,505)	(888)	(109)	-	(574)

Ending units	3,533	3,283	18,623	16,721	11,236	11,373	870	869

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGS		FHIS		FOS		FVSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(869)	(809)	1,267	1,399	308	337	(48)	(50)
Realized gain (loss) on investments	(5,444)	(1,243)	(129)	(1,774)	(925)	(2,349)	(99)	(67)
Change in unrealized gain (loss) on investments	25,880	(71,360)	5,329	(6,531)	9,193	(21,493)	2,715	(6,523)
Reinvested capital gains	77	-	-	-	97	5,120	-	1,634

Net increase (decrease) in contract owners’ equity resulting from operations	19,644	(73,412)	6,467	(6,906)	8,673	(18,385)	2,568	(5,006)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,702	143	-	-	(54)	-	-
Transfers between funds	9,718	(5,152)	-	(3,000)	12,047	(5,221)	-	-
Redemptions (note 3)	(5,584)	(847)	(306)	(1,238)	(594)	(7,831)	-	-
Adjustments to maintain reserves	(8)	(4,552)	(5)	-	(7)	4	(1)	(4)

Net equity transactions	4,126	(6,849)	(168)	(4,238)	11,446	(13,102)	(1)	(4)

Net change in contract owners’ equity	23,770	(80,261)	6,299	(11,144)	20,119	(31,487)	2,567	(5,010)
Contract owners’ equity beginning of period	77,018	157,279	15,488	26,632	21,197	52,684	4,650	9,660

Contract owners’ equity end of period	$100,788	77,018	21,787	15,488	41,316	21,197	7,217	4,650

CHANGES IN UNITS:
Beginning units	11,856	12,596	2,074	2,635	3,333	4,585	929	929
Units purchased	1,569	114	13	-	1,970	-	-	-
Units redeemed	(1,146)	(854)	(29)	(561)	(92)	(1,252)	-	-

Ending units	12,279	11,856	2,058	2,074	5,211	3,333	929	929

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMGP		AMCG		AMTP		OVGR

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(13)	(69)	(463)	(653)	167	(157)	(686)	(1,166)
Realized gain (loss) on investments	(42)	(11)	(149)	(1,323)	(260)	(85)	(1,370)	(1,130)
Change in unrealized gain (loss) on investments	1,768	(4,032)	9,627	(23,763)	4,226	(14,741)	24,764	(53,985)
Reinvested capital gains	-	332	-	-	1,554	3,056	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,713	(3,780)	9,015	(25,739)	5,687	(11,927)	22,708	(56,281)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	(10,285)
Transfers between funds	-	-	-	1,783	-	-	(1,667)	(32,624)
Redemptions (note 3)	-	-	-	-	-	-	-	(11,144)
Adjustments to maintain reserves	(2)	(2)	(2)	(1)	(2)	(9)	(10)	11,815

Net equity transactions	(2)	(2)	(2)	1,782	(2)	(9)	(1,677)	(42,238)

Net change in contract owners’ equity	1,711	(3,782)	9,013	(23,957)	5,685	(11,936)	21,031	(98,519)
Contract owners’ equity beginning of period	6,139	9,921	30,288	54,245	10,548	22,484	55,125	153,644

Contract owners’ equity end of period	$7,850	6,139	39,301	30,288	16,233	10,548	76,156	55,125

CHANGES IN UNITS:
Beginning units	935	935	4,503	4,503	2,042	2,043	9,121	13,656
Units purchased	-	-	-	401	-	-	-	-
Units redeemed	-	-	-	(401)	-	(1)	(278)	(4,535)

Ending units	935	935	4,503	4,503	2,042	2,042	8,843	9,121

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS		OVGI		OVAG		VWEM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$619	23	493	118	(436)	(636)	(14)	(51)
Realized gain (loss) on investments	(13,132)	(343)	(1,389)	(1,751)	(303)	(113)	(78)	(4,843)
Change in unrealized gain (loss) on investments	27,296	(42,871)	25,799	(69,075)	9,570	(27,691)	915	(3,151)
Reinvested capital gains	1,342	4,811	-	8,592	-	-	79	4,911

Net increase (decrease) in contract owners’ equity resulting from operations	16,125	(38,380)	24,903	(62,116)	8,831	(28,440)	902	(3,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	7,452	-	21,290	-	-	90	-
Transfers between funds	(2,007)	2,690	-	-	-	-	-	-
Redemptions (note 3)	(7,599)	-	(868)	(24,400)	-	-	(194)	(10,106)
Adjustments to maintain reserves	(4)	(8,319)	(14)	(23,973)	(8)	21,622	(3)	1

Net equity transactions	(9,610)	1,823	(882)	(27,083)	(8)	21,622	(107)	(10,105)

Net change in contract owners’ equity	6,515	(36,557)	24,021	(89,199)	8,823	(6,818)	795	(13,239)
Contract owners’ equity beginning of period	59,286	95,843	94,597	183,796	28,693	35,511	820	14,059

Contract owners’ equity end of period	$65,801	59,286	118,618	94,597	37,516	28,693	1,615	820

CHANGES IN UNITS:
Beginning units	9,607	9,159	15,118	17,820	5,464	3,396	174	1,036
Units purchased	25	448	-	-	-	2,068	9	-
Units redeemed	(1,895)	-	(131)	(2,702)	-	-	(20)	(862)

Ending units	7,737	9,607	14,987	15,118	5,464	5,464	163	174

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWHA		SVOF		BF		SGRF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(298)	(465)	(891)	489	132	754	(36)	(177)
Realized gain (loss) on investments	(81)	(34,086)	(1,729)	(11,667)	(25,855)	(163)	(5,867)	(65)
Change in unrealized gain (loss) on investments	11,544	(19,205)	26,761	(44,004)	24,445	(23,964)	6,225	(7,379)
Reinvested capital gains	117	5,199	-	19,644	-	6,476	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,282	(48,557)	24,141	(35,538)	(1,278)	(16,897)	322	(7,621)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	5	-	(3,431)
Transfers between funds	1,734	31,524	10,383	(17,944)	(45,346)	(472)	(8,825)	3,102
Redemptions (note 3)	-	(493)	(895)	(710)	-	-	(70)	-
Adjustments to maintain reserves	(3)	(2)	(3)	(3)	1	342	-	3,720

Net equity transactions	1,731	31,029	9,485	(18,657)	(45,345)	(125)	(8,895)	3,391

Net change in contract owners’ equity	13,013	(17,528)	33,626	(54,195)	(46,623)	(17,022)	(8,573)	(4,230)
Contract owners’ equity beginning of period	18,717	36,245	47,226	101,421	46,623	63,645	8,573	12,803

Contract owners’ equity end of period	$31,730	18,717	80,852	47,226	-	46,623	-	8,573

CHANGES IN UNITS:
Beginning units	2,374	2,442	7,582	9,617	6,167	6,180	1,501	1,191
Units purchased	217	6,023	1,451	-	-	-	-	310
Units redeemed	-	(6,091)	(122)	(2,035)	(6,167)	(13)	(1,501)	-

Ending units	2,591	2,374	8,911	7,582	-	6,167	-	1,501

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WGIP

	2009	2008

Investment activity:
Net investment income (loss)	$231	80
Realized gain (loss) on investments	(3,334)	(42)
Change in unrealized gain (loss) on investments	3,897	(2,808)
Reinvested capital gains	-	479

Net increase (decrease) in contract owners’ equity resulting from operations	794	(2,291)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	(4,680)	-
Redemptions (note 3)	-	-
Adjustments to maintain reserves	1	1

Net equity transactions	(4,679)	1

Net change in contract owners’ equity	(3,885)	(2,290)
Contract owners’ equity beginning of period	3,885	6,175

Contract owners’ equity end of period	$-	3,885

CHANGES IN UNITS:
Beginning units	613	613
Units purchased	-	-
Units redeemed	(613)	-

Ending units	-	613

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 10

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Effective January 1, 2007 the administrative and support services for the contracts were transferred to a new computer system and operations group. As a result of the conversion, the number of units for each contract were recalculated based on the initial unit value utilized by the new system. These conversion units are included in Units as of December 31, 2007 and beyond in note 5.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

CREDIT SUISSE ASSET MANAGEMENT

U.S. Equity Flex I Portfolio (WSCP)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Mid Cap Growth Portfolio- class I (MSVMG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)*

Federated NVIT High Income Bond Fund - Class I (HIBF)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

NVIT Fund - Class I (TRF)

NVIT Global Financial Services Fund - Class I (GVGF1)*

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Leaders Fund - Class I (GVUS1)*

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Technology & Communications Fund - Class I (GGTC)*

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)*

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)*

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Portfolios of the Federated Insurance Series

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Neuberger Berman Advisers Management Trust

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio- I Class Shares (AMTP)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 10 NOTES TO FINANCIAL STATEMENTS

MidCap Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

U.S. Equity Flex II Portfolio (obsolete) (WGIP)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represent fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments redeemed. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. This charge, if any, is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%.

(Continued)

NATIONWIDE VARIABLE ACCOUNT - 10 NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in redemptions, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $3,000 and $0, respectively, and total transfers from the Account to the fixed account were $8,694 and $0, respectively.

For guaranteed minimum death benefits, the Company contributed $58,180 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$2,663,267	0	$2,663,267

Accounts Payable of $175 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
U.S. Equity Flex I Portfolio (WSCP)	$4,681	$16
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	23	5,629
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	-	908
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	3,255	10,457
Emerging Markets Debt Portfolio - Class I (MSEM)	138	31
U.S. Real Estate Portfolio - Class I (MSVRE)	769	6,901
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,460	290
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	34,837	1,843
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	219	135
Gartmore NVIT International Equity Fund - Class I (GIG)	310	720
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	320	786
NVIT Fund - Class I (TRF)	922	23,812
NVIT Government Bond Fund - Class I (GBF)	22,847	29,401
NVIT Growth Fund - Class I (CAF)	164	515
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	41,769	548
NVIT Mid Cap Index Fund - Class I (MCIF)	2,173	4,607
NVIT Money Market Fund - Class I (SAM)	72,858	73,608
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,829	200
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	-	238
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	864	7,075
NVIT Multi-Manager Small Company Fund - Class I (SCF)	358	2,503
NVIT Multi-Sector Bond Fund - Class I (MSBF)	12,866	14,856
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	284	619
VP Income & Growth Fund - Class I (ACVIG)	1,984	18,208
VP International Fund - Class I (ACVI)	931	4,539
VP Value Fund - Class I (ACVV)	4,501	15,781
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	823	131
Stock Index Fund, Inc. - Initial Shares (DSIF)	12,655	58,460
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	443	850
Appreciation Portfolio - Initial Shares (DCAP)	901	196
Quality Bond Fund II - Primary Shares (FQB)	4,978	844
VIP Fund - Contrafund Portfolio - Service Class (FCS)	16,014	6,858
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	4,880	11,733
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	22	121

(Continued)

NATIONWIDE VARIABLE ACCOUNT - 10 NOTES TO FINANCIAL STATEMENTS

VIP Fund - Growth Portfolio - Service Class (FGS)	10,865	12,976
VIP Fund - High Income Portfolio - Service Class (FHIS)	1,674	702
VIP Fund - Overseas Portfolio - Service Class (FOS)	12,891	1,963
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	30	179
Guardian Portfolio - I Class Shares (AMGP)	78	137
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	-	614
Partners Portfolio - I Class Shares (AMTP)	1,904	444
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	196	3,928
Global Securities Fund/VA - Non-Service Shares (OVGS)	2,917	23,699
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,924	3,695
MidCap Fund/VA - Non-Service Shares (OVAG)	-	747
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	171	290
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	1,908	440
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	10,381	3,516
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	314	71,386
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	-	14,802
U.S. Equity Flex II Portfolio (obsolete) (WGIP)	273	8,058

Total	$303,604	$450,995

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
U.S. Equity Flex I Portfolio (WSCP)
2009	1.40%	468	$10.838463	$5,072	0.00%	8.38%	10/2/2009
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	1.40%	18,853	10.708807	201,893	0.01%	43.97%
2008	1.40%	19,167	7.438137	142,567	0.01%	-45.09%
2007	1.40%	18,209	13.546325	246,665	0.17%	35.46%	1/3/2007
2006	1.40%	23,314	8.558108	199,524	0.14%	7.60%
2005	1.40%	23,350	7.953387	185,712	0.01%	11.00%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	1.40%	3,530	10.280014	36,288	0.00%	54.72%
2008	1.40%	3,573	6.645103	23,743	0.09%	-44.76%
2007	1.40%	3,606	12.029048	43,377	0.35%	20.29%	1/3/2007
2006	1.40%	9,296	3.919155	36,432	0.00%	6.33%
2005	1.40%	9,378	3.685735	34,565	0.00%	10.00%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	1.40%	10,028	10.490406	105,198	0.42%	76.57%
2008	1.40%	10,747	5.941367	63,852	2.86%	-52.90%
2007	1.40%	14,732	12.614208	185,833	0.44%	26.14%	1/3/2007
2006	1.40%	11,676	13.186665	153,968	1.83%	44.60%
2005	1.40%	13,104	9.119582	119,503	1.10%	30.11%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	1.40%	172	11.269002	1,938	8.01%	28.39%
2008	1.40%	173	8.777360	1,518	7.39%	-16.17%
2007	1.40%	664	10.470093	6,952	10.82%	4.70%	1/3/2007
2005	1.40%	126	22.014894	2,774	0.00%	10.68%
Mid Cap Growth Portfolio- class I (MSVMG)
2007	1.40%	335	12.096300	4,052	0.00%	20.96%	1/3/2007
2006	1.40%	394	8.524521	3,359	0.00%	7.75%
2005	1.40%	380	7.911472	3,006	0.00%	15.93%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	1.40%	4,437	6.335044	28,109	3.16%	26.56%
2008	1.40%	4,749	5.005727	23,772	3.76%	-38.77%
2007	1.40%	7,577	8.174924	61,941	1.31%	-18.25%	1/3/2007
2006	1.40%	2,590	37.611460	97,414	1.15%	36.12%
2005	1.40%	2,730	27.631171	75,433	0.87%	15.42%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	1.40%	1,705	10.382120	17,702	9.76%	43.96%
2008	1.40%	1,704	7.212016	12,289	8.50%	-29.00%
2007	1.40%	2,462	10.157527	25,008	6.51%	1.58%	1/3/2007
2006	1.40%	2,224	13.973939	31,078	7.31%	9.06%
2005	1.40%	2,390	12.813161	30,623	8.15%	0.95%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	1.40%	11,670	9.545367	111,394	1.17%	61.03%
2008	1.40%	7,583	5.927765	44,950	1.17%	-58.36%
2007	1.40%	8,081	14.234055	115,025	0.74%	42.34%	1/3/2007
2006	1.40%	2,494	23.205358	57,874	0.69%	34.81%
2005	1.40%	2,588	17.213353	44,548	0.62%	30.79%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.40%	719	8.317414	5,980	4.06%	6.50%
2008	1.40%	719	7.810014	5,615	3.30%	-33.88%
2007	1.40%	719	11.811862	8,493	2.44%	18.12%	1/3/2007
2006	1.40%	326	19.195121	6,258	2.15%	35.66%
2005	1.40%	516	14.149889	7,301	1.93%	4.91%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	1.40%	3,953	$8.515499	$33,662	1.11%	27.91%
2008	1.40%	3,953	6.657605	26,318	1.43%	-46.81%
2007	1.40%	3,953	12.517354	49,481	0.38%	25.17%	1/3/2007
2006	1.40%	3,354	12.299092	41,251	1.11%	31.11%
2005	1.40%	1,072	9.380789	10,056	0.77%	28.39%
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2009	1.40%	4,468	7.962231	35,575	1.07%	23.25%
2008	1.40%	4,468	6.460009	28,863	0.78%	-45.12%
2007	1.40%	4,468	11.771663	52,596	0.41%	17.72%	1/3/2007
2006	1.40%	3,434	12.960173	44,505	0.90%	24.12%
2005	1.40%	1,268	10.441294	13,240	0.78%	17.67%
NVIT Fund - Class I (TRF)
2009	1.40%	9,250	7.620255	70,487	1.32%	24.33%
2008	1.40%	10,999	6.128988	67,413	1.43%	-42.37%
2007	1.40%	11,025	10.635976	117,262	1.09%	6.36%	1/3/2007
2006	1.40%	9,240	11.935388	110,283	1.09%	12.04%
2005	1.40%	9,236	10.652647	98,388	0.90%	5.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Government Bond Fund - Class I (GBF)
2009	1.40%	7,090	11.343840	80,428	3.41%	1.25%
2008	1.40%	8,065	11.203706	90,358	4.31%	6.21%
2007	1.40%	8,183	10.548475	86,318	3.89%	5.48%	1/3/2007
2006	1.40%	7,114	13.552851	96,415	4.21%	1.90%
2005	1.40%	6,532	13.300351	86,878	3.76%	1.82%
NVIT Growth Fund - Class I (CAF)
2009	1.40%	3,729	9.344987	34,847	0.56%	31.60%
2008	1.40%	3,728	7.100868	26,472	0.27%	-39.57%
2007	1.40%	3,728	11.749798	43,803	0.19%	17.50%	1/3/2007
2006	1.40%	7,740	5.784631	44,773	0.06%	4.69%
2005	1.40%	6,428	5.525723	35,519	0.08%	5.01%
NVIT Health Sciences Fund - Class I (GVGH1)
2006	1.40%	214	12.829766	2,746	0.00%	1.28%
2005	1.40%	512	12.667193	6,486	0.00%	6.94%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	1.40%	4,017	11.920944	47,886	0.97%	19.21%	4/24/2009
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	1.40%	6,606	8.930791	58,997	0.99%	34.84%
2008	1.40%	6,916	6.623199	45,806	1.24%	-37.35%
2007	1.40%	8,737	10.572487	92,372	1.44%	5.72%	1/3/2007
2006	1.40%	4,860	19.587192	95,194	1.14%	8.36%
2005	1.40%	4,862	18.076864	87,890	1.00%	10.53%
NVIT Money Market Fund - Class I (SAM)
2009	1.40%	11,379	10.255090	116,693	0.04%	-1.36%
2008	1.40%	11,297	10.396331	117,447	1.92%	0.62%
2007	1.40%	4,580	10.331763	47,319	3.88%	3.32%	1/3/2007
2006	1.40%	7,984	11.066601	88,356	4.41%	3.07%
2005	1.40%	11,904	10.736889	127,812	2.66%	1.23%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	1.40%	871	12.296304	10,710	0.00%	22.96%	4/24/2009
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	1.40%	1,734	7.234010	12,544	0.00%	25.68%
2008	1.40%	1,734	5.756043	9,981	0.00%	-47.17%
2007	1.40%	1,756	10.895686	19,133	0.00%	8.96%	1/3/2007
2006	1.40%	1,354	12.654947	17,135	0.00%	1.77%
2005	1.40%	1,360	12.435369	16,912	0.00%	6.58%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	1.40%	15,893	$7.643505	$121,478	0.55%	24.45%
2008	1.40%	16,239	6.141923	99,739	1.13%	-33.10%
2007	1.40%	16,743	9.181264	153,722	1.25%	-8.19%	1/3/2007
2006	1.40%	7,584	23.270462	176,483	0.45%	15.66%
2005	1.40%	7,546	20.120403	151,829	0.07%	1.63%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	1.40%	8,519	8.155402	69,476	0.27%	32.82%
2008	1.40%	8,549	6.140372	52,494	0.78%	-39.06%
2007	1.40%	12,104	10.075421	121,953	0.10%	0.75%	1/3/2007
2006	1.40%	5,616	21.200579	119,062	0.09%	10.47%
2005	1.40%	6,670	19.190538	128,001	0.00%	10.75%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	1.40%	8,359	10.308040	86,165	9.62%	22.64%
2008	1.40%	8,953	8.405184	75,252	7.56%	-18.45%
2007	1.40%	8,843	10.306713	91,142	3.81%	3.07%	1/3/2007
2006	1.40%	6,288	13.961929	87,793	4.59%	3.37%
2005	1.40%	4,068	13.506165	54,943	4.10%	0.75%
NVIT Technology & Communications Fund - Class I (GGTC)
2006	1.40%	944	3.234018	3,053	0.00%	9.62%
2005	1.40%	944	2.950302	2,785	0.00%	-1.91%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2006	1.40%	1,002	14.713301	14,743	0.32%	-1.67%
2005	1.40%	830	14.963360	12,420	0.00%	10.41%
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	1.40%	4,059	7.562664	30,697	1.11%	26.75%
2008	1.40%	4,059	5.966642	24,219	2.01%	-37.87%
2007	1.40%	4,058	9.604227	38,974	1.69%	-3.96%	1/3/2007
2006	1.40%	4,760	11.324174	53,903	1.70%	14.29%
2005	1.40%	5,712	9.908509	56,597	1.67%	2.79%
VP Income & Growth Fund - Class I (ACVIG)
2009	1.40%	5,402	7.435330	40,166	5.12%	16.44%
2008	1.40%	6,860	6.385373	43,804	1.99%	-35.50%
2007	1.40%	6,906	9.900394	68,372	1.86%	-1.00%	1/3/2007
2006	1.40%	5,640	12.151994	68,537	1.78%	15.45%
2005	1.40%	5,652	10.525484	59,490	1.99%	3.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VP International Fund - Class I (ACVI)
2009	1.40%	6,738	8.279669	55,788	1.99%	31.89%
2008	1.40%	7,062	6.277601	44,332	0.81%	-45.60%
2007	1.40%	7,111	11.539148	82,055	0.65%	15.39%	1/3/2007
2006	1.40%	6,004	12.604859	75,680	1.58%	23.28%
2005	1.40%	6,208	10.224538	63,474	1.22%	11.67%
VP Value Fund - Class I (ACVV)
2009	1.40%	9,973	7.963552	79,421	5.78%	18.19%
2008	1.40%	10,980	6.738207	73,986	2.39%	-27.80%
2007	1.40%	12,582	9.333078	117,429	1.83%	-6.67%	1/3/2007
2006	1.40%	4,814	19.099026	91,943	1.48%	17.00%
2005	1.40%	6,278	16.324353	102,484	0.85%	3.57%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	1.40%	611	8.244145	5,037	2.53%	23.29%
2008	1.40%	612	6.687552	4,093	0.83%	-31.88%
2007	1.40%	408	9.817683	4,006	0.40%	-1.82%	1/3/2007
2006	1.40%	276	14.814053	4,089	0.28%	12.82%
2005	1.40%	276	13.130152	3,624	0.00%	5.75%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	1.40%	19,435	$8.021954	$155,907	2.06%	24.57%
2008	1.40%	24,614	6.439935	158,513	2.05%	-38.02%
2007	1.40%	27,409	10.390881	284,804	1.76%	3.91%	1/3/2007
2006	1.40%	27,316	11.006315	300,649	1.67%	13.89%
2005	1.40%	27,430	9.664366	265,094	1.61%	3.23%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	1.40%	6,109	9.060068	55,348	0.95%	31.88%
2008	1.40%	6,108	6.869770	41,961	0.76%	-35.34%
2007	1.40%	6,108	10.625158	64,898	0.55%	6.25%	1/3/2007
2006	1.40%	9,638	8.056423	77,648	0.10%	7.68%
2005	1.40%	9,638	7.482082	72,112	0.00%	2.17%
Appreciation Portfolio - Initial Shares (DCAP)
2009	1.40%	1,161	8.894956	10,327	2.59%	20.84%
2008	1.40%	1,161	7.360741	8,546	1.96%	-30.54%
2007	1.40%	1,161	10.596893	12,303	1.75%	5.97%	1/3/2007
2006	1.40%	1,304	11.566843	15,083	1.52%	14.85%
2005	1.40%	1,306	10.071157	13,153	0.02%	2.92%
Quality Bond Fund II - Primary Shares (FQB)
2009	1.40%	3,533	11.251060	39,750	6.48%	18.75%
2008	1.40%	3,283	9.474620	31,105	4.75%	-8.59%
2007	1.40%	4,097	10.364499	42,463	5.08%	3.64%	1/3/2007
2006	1.40%	3,608	13.470373	48,601	4.09%	2.70%
2005	1.40%	3,676	13.116237	48,215	3.26%	-0.12%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	1.40%	18,623	8.759103	163,121	1.37%	33.77%
2008	1.40%	16,721	6.548093	109,491	0.87%	-43.42%
2007	1.40%	17,994	11.572922	208,243	0.92%	15.73%	1/3/2007
2006	1.40%	10,170	15.242016	155,011	1.12%	10.03%
2005	1.40%	11,450	13.852399	158,610	0.19%	15.22%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	1.40%	11,236	7.251836	81,482	2.28%	28.21%
2008	1.40%	11,373	5.656191	64,328	2.43%	-43.51%
2007	1.40%	11,482	10.012446	114,963	1.67%	0.12%	1/3/2007
2006	1.40%	8,840	14.747337	130,366	3.33%	18.40%
2005	1.40%	7,136	12.455145	88,880	1.62%	4.28%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	1.40%	870	7.754421	6,746	0.40%	43.68%
2008	1.40%	869	5.397012	4,690	0.19%	-55.69%
2007	1.40%	1,443	12.180481	17,576	0.00%	21.80%	1/3/2007
2006	1.40%	2,144	8.470207	18,160	0.60%	3.83%
2005	1.40%	2,144	8.157700	17,490	0.82%	7.34%
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	1.40%	12,279	8.208142	100,788	0.36%	26.35%
2008	1.40%	11,856	6.496156	77,018	0.73%	-47.97%
2007	1.40%	12,596	12.486462	157,279	0.60%	24.86%	1/3/2007
2006	1.40%	16,960	8.771891	148,771	0.28%	5.24%
2005	1.40%	17,084	8.335000	142,395	0.40%	4.20%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	1.40%	2,058	10.586620	21,787	8.12%	41.76%
2008	1.40%	2,074	7.467833	15,488	7.28%	-26.11%
2007	1.40%	2,635	10.107127	26,632	10.52%	1.07%	1/3/2007
2006	1.40%	1,454	10.516122	15,290	13.85%	9.63%
2005	1.40%	682	9.592754	6,542	12.14%	1.09%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	1.40%	5,211	$7.928532	$41,316	2.39%	24.67%
2008	1.40%	3,333	6.359721	21,197	2.40%	-44.65%
2007	1.40%	4,585	11.490519	52,684	3.28%	14.91%	1/3/2007
2006	1.40%	4,882	12.981333	63,375	0.79%	16.30%
2005	1.40%	3,604	11.161905	40,228	0.58%	17.31%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	1.40%	929	7.768087	7,217	0.53%	55.19%
2008	1.40%	929	5.005428	4,650	0.70%	-51.86%
2007	1.40%	929	10.397846	9,660	0.92%	3.98%	1/3/2007
2006	1.40%	618	15.078159	9,318	0.45%	14.59%
2005	1.40%	508	13.158776	6,685	0.00%	1.13%
Guardian Portfolio - I Class Shares (AMGP)
2009	1.40%	935	8.395594	7,850	1.18%	27.87%
2008	1.40%	935	6.565596	6,139	0.57%	-38.13%
2007	1.40%	935	10.611210	9,921	0.28%	6.11%	1/3/2007
2006	1.40%	648	14.457195	9,368	0.68%	11.79%
2005	1.40%	648	12.931987	8,380	0.15%	6.88%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	1.40%	4,503	8.727771	39,301	0.00%	29.76%
2008	1.40%	4,503	6.726268	30,288	0.00%	-44.16%
2007	1.40%	4,503	12.046463	54,245	0.00%	20.46%	1/3/2007
2006	1.40%	4,342	12.872160	55,891	0.00%	13.09%
2005	1.40%	4,544	11.381961	51,720	0.00%	12.15%
Partners Portfolio- I Class Shares (AMTP)
2009	1.40%	2,042	7.949566	16,233	2.70%	53.89%
2008	1.40%	2,042	5.165768	10,548	0.53%	-53.06%
2007	1.40%	2,043	11.005439	22,484	0.51%	10.05%	1/3/2007
2006	1.40%	2,132	15.616140	33,294	0.48%	10.67%
2005	1.40%	5,338	14.110055	75,319	1.11%	16.40%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.40%	8,843	8.612020	76,156	0.31%	42.50%
2008	1.40%	9,121	6.043719	55,125	0.15%	-46.28%
2007	1.40%	13,656	11.251010	153,644	0.24%	12.51%	1/3/2007
2006	1.40%	12,054	11.805876	142,308	0.37%	6.44%
2005	1.40%	12,090	11.091470	134,096	0.89%	3.63%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	1.40%	7,737	8.504743	65,801	2.50%	37.82%
2008	1.40%	9,607	6.171126	59,286	1.42%	-41.03%
2007	1.40%	9,159	10.464374	95,843	1.17%	4.64%	1/3/2007
2006	1.40%	8,260	13.721463	113,339	0.99%	16.05%
2005	1.40%	8,044	11.823860	95,111	1.02%	12.71%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	1.40%	14,987	7.914736	118,618	1.90%	26.49%
2008	1.40%	15,118	6.257226	94,597	1.48%	-39.33%
2007	1.40%	17,820	10.314046	183,796	0.90%	3.14%	1/3/2007
2006	1.40%	20,320	11.348679	230,605	1.10%	13.42%
2005	1.40%	20,618	10.005945	206,303	1.33%	4.50%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	1.40%	5,464	6.866034	37,516	0.00%	30.75%
2008	1.40%	5,464	5.251223	28,693	0.00%	-49.78%
2007	1.40%	3,396	10.456810	35,511	0.00%	4.57%	1/3/2007
2006	1.40%	6,562	10.082202	66,159	0.00%	1.52%
2005	1.40%	7,570	9.931444	75,181	0.00%	10.76%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	1.40%	163	$9.905348	$1,615	0.16%	110.20%
2008	1.40%	174	4.712439	820	0.00%	-65.27%
2007	1.40%	1,036	13.570538	14,059	0.35%	35.71%	1/3/2007
2006	1.40%	292	28.027733	8,184	0.57%	37.55%
2005	1.40%	292	20.377122	5,950	0.91%	30.15%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	1.40%	2,591	12.246190	31,730	0.23%	55.33%
2008	1.40%	2,374	7.884018	18,717	0.22%	-46.88%
2007	1.40%	2,442	14.842195	36,245	0.13%	48.42%	1/3/2007
2006	1.40%	1,114	30.765179	34,272	0.05%	22.75%
2005	1.40%	810	25.062407	20,301	0.31%	49.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	1.40%	8,911	9.073234	80,852	0.00%	45.67%
2008	1.40%	7,582	6.228689	47,226	2.00%	-40.94%
2007	1.40%	9,617	10.546019	101,421	0.63%	5.46%	1/3/2007
2006	1.40%	7,818	12.425003	97,139	0.00%	10.65%
2005	1.40%	7,880	11.228889	88,484	0.00%	6.38%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	1.40%	6,167	7.560059	46,623	2.73%	-26.59%
2007	1.40%	6,180	10.298535	63,645	2.24%	2.99%	1/3/2007
2006	1.40%	5,400	11.352415	61,303	2.32%	10.68%
2005	1.40%	5,394	10.256808	55,325	1.95%	1.11%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.40%	1,501	5.711702	8,573	0.00%	-46.87%
2007	1.40%	1,191	10.750095	12,803	0.00%	7.50%	1/3/2007
2006	1.40%	1,986	9.334386	18,538	0.00%	8.37%
2005	1.40%	2,012	8.613187	17,330	0.00%	8.21%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	1.40%	613	6.337720	3,885	2.93%	-37.08%
2007	1.40%	613	10.072840	6,175	1.29%	0.73%	1/3/2007
2006	1.40%	374	13.773024	5,151	0.97%	17.68%
2005	1.40%	420	11.703385	4,915	0.78%	6.63%

2009	Contract owners equity:			$2,663,092
2008	Contract owners equity:			$2,096,390
2007	Contract owners equity:			$3,664,580
2006	Contract owners equity:			$3,679,671
2005	Contract owners equity:			$3,320,112
*	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.
**	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in unit values. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010